Long-term Investments, Net (Tables)	12 Months Ended
Feb. 28, 2025
Equity Method Investments and Joint Ventures [Abstract]
Summary of Long-term Investments

The investments as of February 29, 2024 and February 28, 2025 were as follows:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Equity investments without readily determinable fair values:
- Huangshan Xingyue Research Travel Education Co., Ltd. (“Huangshan”)	—	—	—
- Nanjing Chengwei Venture Capital Partnership (Limited Partnership) (“Chengwei”)	36,000	36,000	4,943
Total	36,000	36,000	4,943